Restricted assets - Summary of Restricted Assets (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 0	$ 7,726
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2026
Disclosure Of Restricted Assets [Line Items]
Restricted Shares	$ 0	$ 7,726